EARNINGS/(LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Result attributable to equity owners of the Company
Atento's Profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	$ (80,693,000)	$ 20,486,000	$ (13,568,000)
Atento's Loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars)	$ 0	$ 0	$ 0
Weigthed average number of ordinary shares	72,622,844,000	73,841,447,000	73,909,056,000
Basic earnings (loss) per share from continuing operations	$ (1.12)	$ 0.25	$ (0.23)
Basic loss per share from discontinued operations (in U.S. dollars)	$ 0	$ 0	$ 0
Potential Increase Decrease In Shares Related To Sharebased Compensation Plan	0	936,616	0
Adjusted weighted average number of ordinary shares outstanding	72,622,844,000	74,778,063,000	73,909,056,000
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (1.12)	$ 0.25	$ (0.23)
Diluted loss per share from discontinued operations (in U.S. dollars)	$ 0	$ 0	$ 0